Deposits	12 Months Ended
Dec. 31, 2020
Deposits
Note 11. Deposits

Note 11. Deposits

The following is a maturity distribution of time deposits at December 31, 2020:

2021	$74,922,873
2022	16,406,502
2023	7,116,526
2024	11,344,797
2025	3,541,263
Total	$113,331,961

Total deposits in excess of the FDIC insurance level amounted to $268,444,165 as of December 31, 2020.